SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2025, up to the report issuance date.

On March 25, 2026, the Company entered into a subscription agreement with Bloomington DH Holdings Limited, a holding company owned and controlled by the Chief Executive Officer of the Company, whereby 1,837,680 shares of Class B ordinary share were to be issued at the price of $0.5912 per share to settle the related party payable of $1,086,438 as of that date. These shares have not yet been issued and remain subject to Nasdaq review as of the date of this filing.

17. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2025, up to the report issuance date.

Subsequently, on June 5, 2025, the Company, through Real Messenger exercised the right to convert certain promissory notes by receiving 316,004 shares of Class A ordinary share of the Company (see Note 7).

On May 7, 2025, the Company filed the S-8 registration statements for the purpose of registering an aggregate of 1,864,260 Class A ordinary shares at a par value of $0.0001 per share, and reserved for issuance pursuant to awards that may be granted under the Real Messenger Corporation 2023 Equity Incentive Plan.